Property, Plant and Equipment and Assets Held for Sale (Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 185,858	$ 166,242
Less accumulated depreciation	(129,927)	(128,992)
Total property, plant and equipment, net	55,931	37,250
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	3,864	1,874
Building and building improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	62,073	53,388
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	95,087	94,034
Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	15,878	8,033
Transportation [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 8,956	$ 8,913